SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These unaudited interim condensed consolidated financial statements of the Company, its subsidiaries and VIE (collectively the “Group”) have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Group’s audited consolidated financial statements for the fiscal year ended June 30, 2019. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.
In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Group for each of the periods presented. The results of operations for the six months period ended December 31, 2019 are not necessarily indicative of results to be expected for any other interim period or for the year ending June 30, 2020. The consolidated balance sheet as of June 30, 2019 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended June 30, 2019.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and a VIE. All inter-company transactions and balances between the Company, its subsidiaries, and the VIE are eliminated upon consolidation. The Company includes the results of operations of acquired businesses from the respective dates of acquisition.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated solution
s
contracts
 and service
contracts, allowance for doubtful accounts, fair value of bifurcated derivative, warranties, valuation allowance of deferred tax assets
and
impairment of goodwill and other long-lived assets. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Foreign currency translations and transactions
Foreign currency translations and transactions
The Company’s functional currency is the United States dollars (“US dollars” or “$”); whereas the Company’s subsidiaries and VIE use the primary currency of the economic environment in which their operations are conducted as their functional currency. According to the criteria of ASC 830
,
Foreign Currency Matters
(“ASC 830”)
the Company uses the US dollars as its reporting currency.
The Company translates its assets and liabilities into US dollars using the rate of exchange prevailing at the balance sheet date, and the statements of comprehensive loss are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive loss. Transactions dominated in currencies other than the functional currency are translated into functional currency at the exchange rates prevailing on the transaction dates, and the exchange gains or losses are reflected in the consolidated statements of comprehensive income for the reporting period.
Transactions denominated in foreign currencies are measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured
at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings in the statement of comprehensive loss for the reporting period, except for those arising from intercompany transactions that are of investment nature, which are recorded as translation adjustments in other comprehensive loss.

Business combinations
Business combinations
The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805
Business Combinations

(“ASC 805”)
. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total cost of the acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized as income in the statement of comprehensive income.
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling
interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted cash flows over that period.
Acquisition-related costs are recognized as general and administrative expenses in the statements of comprehensive income as incurred.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time deposits with original maturities over three months
Time deposits with original maturities over three months
Time deposits with original maturities over three months consist of deposits placed with financial institutions with original maturity terms from four months to one year. As of December 31, 2019, $137,398, $6,732, and $2,615 of time deposits with original maturities over three months were placed in financial institutions in the PRC, Singapore, and Malaysia, respectively. As of June 30, 2019, $137,036, $7,403, and $700 of time deposits with original maturities over three months were placed in financial institutions in the PRC, Singapore, and Malaysia, respectively.

Restricted cash
Restricted cash
Restricted cash mainly consists of the cash deposited in banks pledged for performance guarantees, or bank loans. These cash balances are not available for use until these guarantees are expired or cancelled, or the loans are repaid.

Revenue recognition
Revenue recognition
Integrated solutions contracts
Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over time as customer simultaneously receives and consumes the benefits provided by the Company’s performance as it occurs or because the customers control the related asset as it is created or enhanced. The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable and binding agreements between the Company and customers.
The duration of contracts depends on the contract size and ranges from six months to five years excluding the warranty period. The majority of the contract duration is longer than one year.
Revenue generated from mechanical and electrical solution contracts for the construction or renovation of buildings, rail or infrastructure facilities are also recognized over time as customer simultaneously receives and consumes the benefits provided by the Company’s performance as it occurs or because the customers control the related asset as it is created or enhanced. The contracts for mechanical and electrical solution are legally enforceable and binding agreements between the Company and customers.

The duration of contracts depends on the contract size and the complexity of the construction work and ranges from six months
to
three years
excluding the warranty period. The majority of the contract duration is
longer than one year.
In accordance with ASC 606,
Revenue from Contract with Customers
(“ASC 606”), recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Extent of progress toward completion is measured using the cost-to-cost method where the progress (the percentage complete) is determined by dividing costs incurred to date by the total amount of costs expected to be incurred for the integrated solutions contracts. The Company’s estimates of total costs expected to be incurred for an integrated solutions contract include assumptions regarding the Company’s future effort or input such as direct costs of equipment and materials and direct labor costs. Significant estimation uncertainty exists due to the long construction periods and sensitivity of these assumptions to extent of progress towards completion and estimated total costs of integrated solutions contracts, which are realized in the current period as revenue and gross profit, respectively. Provisions, if any, are made in the period when anticipated losses become evident on uncompleted contracts.
The Company reviews and updates the estimated total costs of integrated solutions contracts pe
r
iodically
. The Company accounts for revisions to contract revenue and estimated total costs of integrated solution
s
contracts, including the impact due to approved change orders, in the period in which the facts and circums
t
ance
that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when it has been awarded by customers.
During the
six mont
hs
 ended D
ecember 31, 20
1
8 and 2019, the Company did not recognize any revenue related to claims.
Excluding the impact of change orders, if the estimated total costs of integrated solution
s
contracts, which w
ere
 revised during the six months ended December 31, 2018 and 2019, had been used as a basis of recognition of integrated contract revenue since the contract commencement, net income for the six months ended December 31, 2018 and 2019 would have been increased by $925 and
decreased by $6,280,
respectively; basic
net income per share and diluted net income per share for six months ended December 31, 2018 and 2019 would have been increased by
$0.02 and
decreased
by $0.10, respectively; and diluted net income per share for the
six months ended December 31, 2018 and 2019 would have been
increased by $0.02 and
decreased
by $0.10, respectively.
The Company combines a group of contracts as one project if they are closely related and are, in substance, part
s
of a single project with an overall profit margin. The Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans and margins.
Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met. Recognition of accounts receivable and costs and estimated earnings in excess of billings are discussed below.
The Company generally recognizes 100% of the
contractual revenue when the customer acceptance has been obtained and no further major costs are estimated to be incurred, and normally this is also when the warranty period commences. Revenues are presented net of value-added tax collected on behalf of the government.
Product sales
The Company’s products mainly include hardware and software. Revenue generated from sales of products is recognized when control of promised goods is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods. Revenues are presented net of value-added tax collected on behalf of the government.
Services rendered
The Company mainly provides
the following
services:
The
 Company provides maintenance service which
is
generally completed onsite at the customers’ premises. Revenue is recognized over time by using the cost-to-cost
method to measure the progress towards the completion of the performance obligation as the customer simultaneously receives and consumes the benefits from the services rendered by the Company.
As costs incurred represent work performed, the Company believes this method best depicts transfer of control to the customer. Revenues are presented net of value-added tax collected on behalf of the government
.
The
Company also separately sells extended warranties to their integrated solution customers for a fixed period. Such arrangements are negotiated separately from the corresponding integrated solution system and are usually entered into upon the expiration of the warranty period attached to the integrated solutions contracts
. During the extended warranty period, the Company is responsible for addressing issues related to the system. Part replacement is not covered in such services. The Company uses time elapsed to measure the progress toward complete satisfaction of the performance obligation and recognizes revenue ratably over the contractual term.
Revenues are presented net of value
-added tax collected
on behalf of
the
government
.
Excluding the impact of change orders, if the estimated total costs of service contracts, which were revised during the si
x months
 ended December 31,
2018 and
2019, had been used as a basis of recognition of service contract revenue since the contract commencement, net income for the six months
ended December 31,
2018 a
nd
2019 would have been decreased by
$238 and $
3,212
, respectively;
basic net income per share for
th
e
six months
ended December 31,
2018 and
2019 would have been decreased by
$0.004 and $
0.05
, re
s
pectively;
and diluted net income per share for the
six mo
n
ths
 ended December 31,
2018 and
2019, would have decreased by
$0.004 and $
0.05
, re
spe
ctively.
 Revisions to the estimated total costs for the
six mont
hs
 ended December 31, 2019 were made in the ordinary course of business.
Contract assets
Contract assets include amounts that represent the rights to receive payment for goods or services that have been transferred to the customer, with the rights conditional upon something other than the passage of time. Accordingly, the Company include
s
the following in contract assets: (i) unbilled amounts resulting from revenue recognized exceeding amounts billed to customers for integrated solutions contracts and maintenance service contracts using the cost-to-cost method, which are recorded in the balance sheet as “costs and estimated earnings in excess of billing”; and (ii) accounts receivable retention amounts which are
held by customers
of
Concord and Bond Groups
and
pay
able to th
e Group
upon the issuance of the final completion certificate and completion of the defects liability period.
Performance of the integrated solutions contracts will often extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual terms. There are different billing practices in the PRC, overseas operating subsidiaries and the VIE (Concord and Bond Groups). For the Company’s PRC subsidiaries, billings are issued based on milestones specified in the contracts negotiated with customers. In general, there are four milestones: 1) project commencement, 2) system manufacturing and delivery, 3) installation, trial-run
and customer acceptance, and 4) end of the warranty period. The amounts to be billed at each milestone are specified in the contract. All integrated
solutions

contracts have the first milestone, but not all contracts require prepayments. The length of each interval between two continuous billings under an integrated solutions
contract varies depending on the duration of the contract (under certain contracts, the interval lasts more than a year) and the last billing to be issued for an integrated solutions
contract is scheduled at the end of a warranty period.

There are no significant financing components in the integrate solutions contracts.
For Concord and Bond Groups, billing claims rendered are subject to the further approval and certification of the customers or their designated consultants. Payments are made to Concord or Bond Groups based on the certified billings according to the payment terms mutually agreed between the customers and Concord or Bond Groups. Certain amounts are retained by the customer and payable to Concord and Bond Groups upon the issuance
of
the
final
completion certificate and completion of the
defects liability period. The retained amounts are recorded as accounts receivable retention
.
Contract liabilities
Contract liabilities include the amounts that reflect obligations to provide goods or services for which payment has been received. Contract liabilities are presented in the balance sheet as deferred revenue.
The Company receives prepayments for
integrated solutions contracts,
product
sales
and service contracts for goods or services to be provided in the future. Prepayments received are recorded as deferred revenue
, which
 is recognized as revenue based on the
revenue recognition policies disclosed above for
integrated solutions contracts
, product sales
and services
rendered
.

Accounts receivable and costs and estimated earnings in excess of billings
Accounts receivable, costs and estimated earnings in excess of billings and accounts receivable retention
The carrying value of the Company’s accounts receivable, costs and estimated earnings in excess of billings and accounts receivables retention, net of the allowance for doubtful accounts, represents their estimated net realizable value. An allowance for doubtful accounts is recognized when it is probable that the Company will not collect the amount and is written off in the period when deemed uncollectible. The Company periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and historical experience. The Company does not require collateral from its customers and does not charge interest for late payments by its customers.

Inventories
Inventories
Inventories are composed of raw materials, work in progress, purchased and manufactured finished goods and low value consumables. Inventories are stated at the lower of cost and net realizable value. The Company uses the weighted average cost method as inventory costing method.
The Company assesses the lower of cost and net realizable value for non-saleable,
excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable,
excess or obsolete raw materials,
work-in-process
and finished goods by charging such write-downs to cost of integrated solutions contracts and/or costs of products sold.

Warranties
Warranties
Warranties represent a major term under integrated solutions contracts and maintenance service contracts, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under a service contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for the related contract throughout the contract period.

Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment, other than construction in progress, are recorded at cost and are stated net of accumulated depreciation and impairment, if any. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 -50 years
Machinery	5 - 10 years
Software	3 - 5 years
Vehicles	5 - 6 years
Electronic and other equipment	3 - 10 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, other costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.
Maintenance and repairs are charged directly to expenses as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Prepaid land leases, net
Prepaid land leases, net
Prepaid land lease payments, for the land use right of
four
 parcels of land in the PRC, three parcels of leasehold land in Malaysia and one parcel of leasehold land in Singapore, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to 88 years.

Intangible assets, net
Intangible assets, net
Intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets are amortized using a straight-line method
.
The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life
Patents and copyrights	5 - 10 y ears

Residual values are considered nil.

Income taxes
Income taxes
The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Company adopted ASC 740,
Income Taxes
(“ASC 740”)
,
which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax positions which is included in accrued liabilities is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each annual filling is done, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Segment reporting
Segment reporting
In accordance with ASC 280
,
Segment reporting
(“ASC 280”)

segment reporting is determined based on how the Company’s chief operating decision maker (“CODM”) review operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company organizes its internal financial reporting structure based on its main product and service offerings. The Company operates in three principal business segments, namely industrial automation (“IA”), rail transportation (“Rail”) and mechanical and electrical solutions (“M&E”). The Company does not allocate any assets to the three segments as management does not use the information to measure the performance of the reportable segments.

Investments in equity investees and equity securities
Investments in
equity investees
and equity
securities
The Company accounts for its equity investments under the equity method when the Company has rights and ability to exercise significant influence over the investees. The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.
Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company’s investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments.
When dividends from an investee exceed the carrying amount of an equity method investment, the excess distribution is recognized as a gain and reported as share of net income of equity investees, net in the statements of comprehensive income when the Company is not liable for the obligations of the investee nor otherwise committed to provide financial support. In such cases, subsequent equity method earnings are not recorded until subsequent earnings equal the gain recorded.
Unrealized inter-company profits and losses related to equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the consolidated statements of comprehensive income when the decline in value is considered other than temporary.
The Company uses the cumulative earnings approach to classify distributions received from equity investees. Under this approach, distributions received from equity investees are presumed to be a return on the investment and are
classified as cash inflows from operating activities unless the distributions received exceed cumulative equity in earnings recognized by the investor. In such case, the excess is considered a return of investment and is classified as cash inflows from investing activities.
For equity investments other than those accounted for under the equity method or those that result in consolidation of the investee, the Company measures equity investments with readily determinable fair values at fair value and recognizes any changes in fair value in net income. However, for equity investments that do not have readily determinable fair values and do not qualify for the existing practical expedient in ASC 820 to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company chose to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. At each reporting date, the Company is required to make a qualitative assessment as to whether equity investments without a readily determinable fair value for which the measurement alternative is elected is impaired. In the event that a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than the carrying value, the carrying value is written down to its fair value. A variety of factors are considered when determining if a decline in fair value is below carrying value, including, among others, the financial condition and prospects of the investee.

Income per share
Income per share
Income per share is computed in accordance with ASC 260 (“ASC 260”),
Earnings per Share
. Basic income per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Fair value measurements
Fair value measurements
The Company has adopted ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”), which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Recent accounting pronouncements
Recent accounting pronouncements
Recently Adopted Standards
On July 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2016-02 (“ASU 2016-02”),
Leases (Topic 842)
, using the modified retrospective transition method and elected the transition option to use an effective date of July 1, 2019 as the date of initial application. As a result, the comparative periods were not restated.
The Company has elected the package of practical expedients permitted which allows the Company not to reassess the following at adoption date: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASU
2016-02)
. The Company also elected the short-term lease exemption for certain classes of underlying assets including office space and warehouses, with a lease term of
12
months or less.
The Company’s accounting policy effective on the adoption date of ASU 2016-02 is as follows:

Operating lease as lessee
Operating lease as lessee
The Company determines if an arrangement is a lease at inception. The Company classifies a lease as a finance lease or an operating lease at lease commencement date as appropriate under ASC 842. The Company has operating leases for certain offices and warehouses and does not have any finance leases for the six months ended December 31, 2018 and 2019.
For operating leases, the Company records a lease liability and corresponding right-of-use (ROU) asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.
The Company estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Company considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.
Operating leases are presented as “operating lease ROU assets” and “operating lease liabilities”on the consolidated balance sheet. Prepaid land leases are separately classified on the consolidated balance sheets. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. Operating lease ROU asset represents the right to use an underlying asset for the lease term and are recognized in an amount equal to the lease liability adjusted for any lease payments made prior to commencement date, less any lease incentives received and any initial direct costs incurred by the Company.
After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Operating lease ROU assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.
The cumulative effect of the changes made to the Company’s consolidated balance sheet as of July 1, 2019 for the adoption of ASU 2016-02 is as follows:

	Balance as of June 30, 2019	Adjustments due to the adoption of ASU 2016-02	Balance as of July 1, 2019
Assets:
Prepaid expenses	644	(363)	281
Operating lease ROU assets	—	5,903	5,903
Prep aid land leases	16,599	—	16,599
Liabilities:
Operating lease liabilities (current)	—	(1,862)	(1,862)
Operating lease liabilities (non-current)	—	(3,678)	(3,678)

The impact of adopting ASU 2016-02 on the Company’s unaudited consolidated balance sheet as of December 31, 2019 are as follows:

	As reported	Legacy GAAP	Effect of the adoption of ASU 2016-02 Higher/(lower)
Assets:
Prepaid expenses	510	916	(406)
Operating lease ROU assets	5,259	—	5,259
Prepaid land leases	16,224	16,224	—
Liabilities:
Operating lease liabilities (current)	(1,673)	—	(1,673)
Operating lease liabilities (non-current)	(3,180)	—	(3,180)

The impact of adopting ASU 2016-02 on the Company’s opening retained earnings and current period net income and cash flows was insignificant.

Operating lease as lessor
Operating lease as lessor
The Company classifies a lease as an operating, sales-type or direct financing lease at lease commencement date as appropriate under ASC 842. For operating leases, the Company recognized rental income over the non-cancellable lease term on a straight-line basis. The Company does not have any sales-type or direct financing lease
s
for the six months ended December 31, 2018 and 2019.
Standards Effective in Future Years
In June 2016, the FASB issued ASU No. 2016-13,
Measurement of Credit Losses on Financial Instruments
. The guidance requires to present assets held at amortized cost and available for sale debt securities net of the amount expected to be collected. The guidance requires the measurement of expected credit losses to be based on relevant information from past events, including historical experiences, current conditions and reasonable and supportable forecasts that affect collectability. The guidance will be effective for fiscal years and interim periods beginning after December 15, 2019 and early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Different components of the guidance require modified retrospective or prospective adoption. In November 2018, the FASB issued ASU No. 2018-19,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
, which clarifies that receivables arising from operating leases should be accounted for in accordance with ASC 842,
Leases
(“ASC 842”) instead of ASC Subtopic 326-20. Based on financial instruments currently held by the Company, the adoption of ASU 2016-13 will primarily impact accounts receivable, costs and estimated earnings in excess of billings, accounts receivable retention, amount due from related parties and other receivables. The Company is currently evaluating this guidance and the impact on its consolidated financial statements. The Company expect the adoption of ASU 2016-13 to increase the disclosures associated with the allowance for doubtful accounts on trade receivables.
In January 2017, the FASB issued ASU No. 2017-04 (“ASU 2017-04”),
Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
. ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This standard is effective for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements.
In August 2018, the FASB issued ASU No. 2018-13
, Fair Value Measurement (Topic 820), Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement
. The guidance modifies and enhances the disclosure requirements for fair value measurements. This update is effective in fiscal years, including interim periods, beginning after December 15, 2019, and early adoption is permitted. The Company is currently evaluating this guidance and the impact on its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, “
Simplifying the Accounting for Income Taxes,”
as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. This standard removes certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating this guidance and the impact on its consolidated financial statements.